Annual Fund Operating Expenses - BNY Mellon Short Term Income Fund	Jul. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 29, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.44%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.34%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Shareholder services fees	0.20%
Miscellaneous other expenses	0.41%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.31%)	[1]
Net Expenses (as a percentage of Assets)	0.60%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.37%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	0.40%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.38%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	0.40%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until November 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40%. On or after November 29, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.